Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash at bank and on hand	$ 92,705	$ 87,380
Money market funds	399,917	481,360
Commercial paper	0	9,982
Short-term bank deposits	170,933	89,362
Cash and cash equivalents	$ 663,555	$ 668,084